Retirement Benefit Plans - Disclosure of Movements in Fair Value of Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 1,026
Interest income	54	£ 31	£ 5
Return on plan assets (excluding amounts included in net interest expense)	352	5,531	(452)
Net defined benefit liability (asset) at the end of the period	657	1,026
Fair value of scheme assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	8,963	14,420
Interest income	433	272
Contributions paid by employer and scheme members	197	224
Administration costs paid	(7)	(9)
Return on plan assets (excluding amounts included in net interest expense)	(352)	(5,531)
Benefits paid	(372)	(413)
Derecognition of pension scheme liabilities arising from the wind up of the offshore scheme	(4)	0
Net defined benefit liability (asset) at the end of the period	£ 8,858	£ 8,963	£ 14,420